GOODWILL - Roll forwards (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	$ 7,713,817	$ 7,348,587
Business combination		134,515
Impairment charge	(109,334)	(5,065)
Effect of movements in exchange rates	882,077	235,780
Balance at the end of the year	$ 8,486,560	$ 7,713,817